Non-Current Liabilities - Financial Liabilities - Summary of Noncurrent Financial Liabilities (Details)	12 Months Ended
Jun. 30, 2023 USD ($)
Categories of non-current financial liabilities [abstract]
Funding at fair value	$ 84,500,000
Interest expense on DFA	13,462,160
Fair value adjustment gain on DFA	(12,302,160)
Total financial liabilities	$ 85,660,000